Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	2023	2024
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	15,610	—

Other borrowings
- secured	15,800	13,723
	31,410	13,723
Current
Bank borrowings
- secured	42,196	61,781

Other borrowings
- secured	31,737	10,434
	73,933	72,215
	105,343	85,938